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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment  [  ]              Amendment No.:  _______
      This Amendment (Check only one):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Deborah Carlson
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number:  028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson      Wellesley, Massachusetts      November 10, 2005
    ------------------   ------------------------      -----------------
     [Signature]              [City, State]            [Date]


Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:          $1,227
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None

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                             DEBORAH CARLSON - SEPTEMBER 30, 2005
                                 FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Barclays PLC                   ADR         06738E204     16        400    SH             Sole                    400     0       0
Beverly National             Common        088115100     55      2,100    SH             Sole                  2,100     0       0
BP PLC                         ADR         055622104     35        500    SH             Sole                    500     0       0
Bristol Meyers               Common        110122108     19        800    SH             Sole                    800     0       0
Centerpoint                  Common        15189T107     15      1,000    SH             Sole                  1,000     0       0
Cinergy Corp.                Common        172474108     67      1,500    SH             Sole                  1,500     0       0
CVS Corp.                    Common        126650100     41      1,400    SH             Sole                  1,400     0       0
Dow                          Common        260543103     42      1,000    SH             Sole                  1,000     0       0
Duff Phelps                  Common        26432K108     44      3,000    SH             Sole                  3,000     0       0
Duke Energy                  Common        264399106     19        641    SH             Sole                    641     0       0
Dupont                       Common        263534109     27        700    SH             Sole                    700     0       0
Energy East Corp.            Common        29266M109    101      4,000    SH             Sole                  4,000     0       0
Energy East Corp. Tr.       Preferred      29267G200     52      2,000    SH             Sole                  2,000     0       0
General Electric             Common        369604103     17        500    SH             Sole                    500     0       0
Great Plains                 Common        391164100     90      3,000    SH             Sole                  3,000     0       0
HSBC Holdings                  ADR         404280406     32        400    SH             Sole                    400     0       0
IBM                          Common        459200101     24        300    SH             Sole                    300     0       0
Johnson & Johnson            Common        478160104     32        500    SH             Sole                    500     0       0
JP Morgan Chase              Common        46625H100     34      1,000    SH             Sole                  1,000     0       0
Key Corp.                    Common        493267108     16        500    SH             Sole                    500     0       0
Microsoft                    Common        594918104     21        800    SH             Sole                    800     0       0
New Plan Excel               Common        648053106     46      2,000    SH             Sole                  2,000     0       0
New York Cmnty               Common        649445103     49      3,000    SH             Sole                  3,000     0       0
Petroleo                     Common        71654V408     50        700    SH             Sole                    700     0       0
Proctor & Gamble             Common        742718109     36        600    SH             Sole                    600     0       0
Royal Dutch Shell              ADR         780259206     66      1,000    SH             Sole                  1,000     0       0
Stanley Works                Common        854616109     47      1,000    SH             Sole                  1,000     0       0
Teco Energy                  Common        872375100     54      3,000    SH             Sole                  3,000     0       0
3M                           Common        88579Y101     15        200    SH             Sole                    200     0       0
TransCanada                  Common        89353D107     31      1,000    SH             Sole                  1,000     0       0
XL Capital Ltd               Common        G98255105     34        500    SH             Sole                    500     0       0
                                                       ----
                                                       1227